LICENSE AGREEMENT (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Mar. 17, 2015	Dec. 31, 2013
Royalty fees								$ 100,000
Total current liabilities	$ 4,578,437			$ 4,578,437		$ 1,261,039	[1]	492,563		$ 1,250
Carrying value of brand participation fee								$ 300,000
Common stock, issued	40,334,673			40,334,673		39,894,673		39,197,400		20,552,760
Amortization expense								$ 50,000
SGIP [Member] | Restricted Stock [Member]
Common stock, issued									150,000
Common stock, value									$ 150,000
License Agreement [Member]
Total current liabilities	$ 50,000			$ 50,000		$ 222,000
License Agreement [Member] | Kathy Ireland Worldwide [Member]
Agreements term				8 years		8 years		8 years
Additional agreements term				4 years		4 years		4 years
Description of license agreement terms

5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one, which includes the period from approximately November 4, 2014 through December 31, 2015 (“Contract Year 1”) of the License Agreement.

5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one, which includes the period from approximately November 4, 2014 through December 31, 2015 (“Contract Year 1”) of the License Agreement.

								5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one of the License Agreement.
Minimum guaranteed royalty	$ 100,000			$ 100,000		$ 100,000
Percentage of license fees on net sales	5.00%			5.00%		5.00%
Increase in royalty commitment amount				$ 50,000		$ 50,000		$ 50,000
Royalty fees	$ 37,500		$ 23,000	139,000	$ 68,000	100,000
Annual brand participation fee				$ 350,000		350,000		350,000
Increase in brand participation fees		$ 50,000				$ 50,000		$ 50,000
Percentage of brand participation fees on gross sales	1.00%			1.00%		1.00%		1.00%

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.